Expense Example, No Redemption - Class ACRR6IS [Member] - DWS International Growth Fund	Aug. 31, 2025 USD ($)
Class A
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	$ 689
Expense Example, No Redemption, 3 Years	935
Expense Example, No Redemption, 5 Years	1,200
Expense Example, No Redemption, 10 Years	1,955
Class C
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	197
Expense Example, No Redemption, 3 Years	667
Expense Example, No Redemption, 5 Years	1,164
Expense Example, No Redemption, 10 Years	2,276
INST Class
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	94
Expense Example, No Redemption, 3 Years	293
Expense Example, No Redemption, 5 Years	509
Expense Example, No Redemption, 10 Years	1,131
Class S
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	95
Expense Example, No Redemption, 3 Years	296
Expense Example, No Redemption, 5 Years	515
Expense Example, No Redemption, 10 Years	$ 1,143